PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

Voya VACS Series CB Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 28.6%
Basic Materials : 0.3%
43,000  BHP Billiton Finance
USA Ltd., 5.125%,
02/21/2032 $ 43,725
0.1
32,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2030 32,703
0.0
53,000  Nucor Corp., 5.100%,
06/01/2035 53,303
0.1
3,000  Nutrien Ltd., 5.875%,
12/01/2036 3,112
0.0
43,000  Rio Tinto Finance
USA PLC, 5.000%,
03/14/2032 43,453
0.1
27,000  Steel Dynamics, Inc.,
1.650%,
10/15/2027 26,040
0.0
202,336
0.3
Communications : 4.2%
65,000  Alphabet, Inc., 4.400%,
02/15/2033 63,623
0.1
58,000  Alphabet, Inc., 4.700%,
11/15/2035 56,847
0.1
50,000  Alphabet, Inc., 4.800%,
02/15/2036 49,171
0.1
16,000  Alphabet, Inc., 5.300%,
05/15/2065 14,685
0.0
58,000  Alphabet, Inc., 5.450%,
11/15/2055 55,638
0.1
37,000  Alphabet, Inc., 5.700%,
11/15/2075 35,544
0.0
31,000  Alphabet, Inc., 5.750%,
02/15/2066 30,692
0.0
30,000  Amazon.com, Inc.,
2.100%,
05/12/2031 26,742
0.0
45,000  Amazon.com, Inc.,
4.250%,
03/13/2031 44,323
0.1
41,000  Amazon.com, Inc.,
4.350%,
03/20/2033 39,921
0.1
67,000  Amazon.com, Inc.,
4.550%,
03/13/2033 65,934
0.1
55,000  Amazon.com, Inc.,
4.650%,
11/20/2035 53,507
0.1
38,000  Amazon.com, Inc.,
5.450%,
11/20/2055 35,955
0.0
79,000  Amazon.com, Inc.,
5.550%,
11/20/2065 73,877
0.1
45,000  Amazon.com, Inc.,
5.650%,
03/13/2046 44,573
0.1
50,000  Amazon.com, Inc.,
5.800%,
03/13/2056 49,716
0.1
33,000  Amazon.com, Inc.,
6.050%,
03/13/2076 32,926
0.0
52,000  AppLovin Corp.,
5.125%,
12/01/2029 52,441
0.1
54,000  AppLovin Corp.,
5.375%,
12/01/2031 54,771
0.1
13,000  AT&T, Inc., 3.800%,
12/01/2057 8,683
0.0
5,000  AT&T, Inc., 4.500%,
05/15/2035 4,710
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
36,000  AT&T, Inc., 4.550%,
11/01/2032 $ 35,143
0.0
72,000  AT&T, Inc., 4.900%,
11/01/2035 69,790
0.1
24,000  AT&T, Inc., 4.900%,
08/15/2037 22,903
0.0
36,000  AT&T, Inc., 6.050%,
08/15/2056 34,985
0.0
30,000  AT&T, Inc., 6.200%,
10/30/2056 29,676
0.0
45,000  AT&T, Inc., 6.300%,
10/30/2066 44,633
0.1
130,000
(1)
Beacon Point DC LLC,
6.129%,
11/30/2042 131,169
0.2
37,000
(1)
Beignet Investor LLC,
6.581%,
05/30/2049 37,764
0.0
35,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
2.300%,
02/01/2032 29,756
0.0
18,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
2.800%,
04/01/2031 16,043
0.0
54,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.900%,
06/01/2052 34,455
0.0
12,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.400%,
12/01/2061 7,754
0.0
22,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.800%,
03/01/2050 16,426
0.0
32,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
5.250%,
04/01/2053 24,970
0.0
31,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.550%,
06/01/2034 31,660
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya VACS Series CB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
50,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.700%,
12/01/2055 $ 47,687
0.1
61,000  Cisco Systems, Inc.,
4.950%,
02/24/2032 61,771
0.1
40,000  Comcast Corp.,
1.950%,
01/15/2031 35,352
0.0
37,000  Comcast Corp.,
2.650%,
02/01/2030 34,462
0.0
21,000  Comcast Corp.,
3.200%,
07/15/2036 17,449
0.0
22,000  Comcast Corp.,
3.900%,
03/01/2038 18,643
0.0
15,000  Comcast Corp.,
5.300%,
06/01/2034 15,064
0.0
50,000  Meta Platforms, Inc.,
4.550%,
05/15/2031 49,745
0.1
42,000  Meta Platforms, Inc.,
4.600%,
11/15/2032 41,312
0.1
47,000  Meta Platforms, Inc.,
5.400%,
08/15/2054 41,498
0.1
73,000  Meta Platforms, Inc.,
5.500%,
11/15/2045 67,778
0.1
55,000  Meta Platforms, Inc.,
5.550%,
08/15/2064 48,098
0.1
13,000  Meta Platforms, Inc.,
5.625%,
11/15/2055 11,788
0.0
44,000  Meta Platforms, Inc.,
5.750%,
11/15/2065 39,555
0.0
35,000  Meta Platforms, Inc.,
6.200%,
05/15/2046 35,044
0.0
81,000  Meta Platforms, Inc.,
6.300%,
05/15/2056 80,683
0.1
55,000  Meta Platforms, Inc.,
6.450%,
05/15/2066 54,358
0.1
21,000  Motorola Solutions, Inc.,
5.000%,
04/15/2029 21,232
0.0
34,000  Motorola Solutions, Inc.,
5.550%,
08/15/2035 34,627
0.0
34,000  Netflix, Inc., 5.875%,
11/15/2028 35,082
0.0
44,000  Omnicom Group, Inc.,
5.000%,
06/02/2033 43,237
0.1
129,000
(1)
RD Michigan Property
Owner I LLC, 7.500%,
03/30/2045 128,644
0.2
54,000
(1)
Space Exploration
Technologies Corp.,
5.350%,
07/15/2031 53,873
0.1
42,000
(1)
Space Exploration
Technologies Corp.,
5.650%,
07/15/2033 41,762
0.1
65,000  Sprint Capital Corp.,
6.875%,
11/15/2028 68,106
0.1
54,000  Sprint Capital Corp.,
8.750%,
03/15/2032 63,630
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
20,000  Time Warner Cable
LLC, 5.500%,
09/01/2041 $ 17,123
0.0
7,000  Time Warner Cable
LLC, 5.875%,
11/15/2040 6,263
0.0
10,000  T-Mobile USA, Inc.,
2.050%,
02/15/2028 9,611
0.0
17,000  T-Mobile USA, Inc.,
2.625%,
02/15/2029 16,168
0.0
2,000  T-Mobile USA, Inc.,
3.000%,
02/15/2041 1,477
0.0
8,000  T-Mobile USA, Inc.,
3.375%,
04/15/2029 7,735
0.0
138,000  T-Mobile USA, Inc.,
3.875%,
04/15/2030 133,748
0.2
14,000  T-Mobile USA, Inc.,
5.000%,
02/15/2036 13,700
0.0
41,000  T-Mobile USA, Inc.,
5.300%,
05/15/2035 41,206
0.1
36,000  T-Mobile USA, Inc.,
5.850%,
02/15/2056 34,826
0.0
28,000  Uber Technologies, Inc.,
4.300%,
01/15/2030 27,689
0.0
21,000
(1)
Uber Technologies, Inc.,
4.500%,
08/15/2029 20,857
0.0
78,000  Uber Technologies, Inc.,
5.350%,
09/15/2054 72,852
0.1
3,000  Verizon
Communications, Inc.,
1.750%,
01/20/2031 2,636
0.0
28,000  Verizon
Communications, Inc.,
2.355%,
03/15/2032 24,476
0.0
3,000  Verizon
Communications, Inc.,
2.550%,
03/21/2031 2,724
0.0
9,000  Verizon
Communications, Inc.,
4.400%,
11/01/2034 8,536
0.0
33,000  Verizon
Communications, Inc.,
4.812%,
03/15/2039 30,717
0.0
51,000  Verizon
Communications, Inc.,
5.000%,
01/15/2036 49,759
0.1
78,000  Verizon
Communications, Inc.,
5.875%,
11/30/2055 75,726
0.1
59,000  Verizon
Communications, Inc.,
6.000%,
11/30/2065 57,229
0.1
50,000  Vodafone Group PLC,
5.350%,
06/18/2036 49,604
0.1
70,000  Vodafone Group PLC,
6.100%,
06/18/2056 68,805
0.1
3,425,353
4.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya VACS Series CB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical : 1.8%
2,105  American Airlines
Pass Through Trust
2015-2, AA, 3.600%,
03/22/2029 $ 2,075
0.0
13,705  American Airlines
Pass Through Trust
2016-1, AA, 3.575%,
07/15/2029 13,525
0.0
20,794  American Airlines
Pass Through Trust
2016-2, AA, 3.200%,
12/15/2029 20,190
0.0
39,692  American Airlines
Pass Through Trust
2017-2, AA, 3.350%,
04/15/2031 38,232
0.1
34,000  American Honda
Finance Corp., 4.700%,
01/12/2028 34,065
0.1
52,000  American Honda
Finance Corp., 5.150%,
07/09/2032 52,119
0.1
18,000  American Honda
Finance Corp., 5.650%,
11/15/2028 18,385
0.0
12,000  AutoZone, Inc., 6.250%,
11/01/2028 12,427
0.0
20,000
(1)
BMW US Capital LLC,
5.050%,
03/21/2030 20,152
0.0
16,000  BorgWarner, Inc.,
5.400%,
08/15/2034 16,304
0.0
8,128  Delta Air Lines Pass
Through Trust 2015-1,
AA, 3.625%,
01/30/2029 8,030
0.0
4,157
(1)
Delta Air Lines, Inc.
/ SkyMiles IP Ltd.,
4.750%,
10/20/2028 4,154
0.0
35,000  Ford Motor Co.,
3.250%,
02/12/2032 30,861
0.0
35,000  General Motors Co.,
6.250%,
04/15/2035 36,693
0.1
8,000  General Motors Co.,
6.250%,
10/02/2043 8,049
0.0
45,000  General Motors
Financial Co., Inc.,
4.900%,
10/06/2029 45,125
0.1
74,000  General Motors
Financial Co., Inc.,
5.550%,
07/15/2029 75,532
0.1
49,000  General Motors
Financial Co., Inc.,
5.900%,
01/07/2035 50,389
0.1
14,000  General Motors
Financial Co., Inc.,
6.100%,
01/07/2034 14,613
0.0
39,000  General Motors
Financial Co., Inc.,
6.150%,
07/15/2035 40,661
0.1
80,000  Honda Motor Co. Ltd.,
4.688%,
07/08/2030 79,525
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
43,000  Honda Motor Co. Ltd.,
5.337%,
07/08/2035 $ 43,014
0.1
14,000  Hyatt Hotels Corp.,
5.250%,
06/30/2029 14,214
0.0
34,000
(1)
Hyundai Capital
America, 5.150%,
03/27/2030 34,267
0.1
31,000
(1)
Hyundai Capital
America, 5.300%,
06/24/2029 31,370
0.0
61,000
(1)
Hyundai Capital
America, 5.400%,
03/29/2032 61,930
0.1
25,000
(1)
Hyundai Capital
America, 5.680%,
06/26/2028 25,430
0.0
66,000
(1)
Hyundai Capital
America, 6.100%,
09/21/2028 67,791
0.1
29,000
(1)
Hyundai Capital
America, 6.500%,
01/16/2029 30,112
0.0
2,000  Lowe's Cos., Inc.,
4.450%,
04/01/2062 1,554
0.0
72,000  Lowe's Cos., Inc.,
4.500%,
10/15/2032 70,496
0.1
3,000  Lowe's Cos., Inc.,
5.850%,
04/01/2063 2,962
0.0
72,000  Marriott International,
Inc., 4.500%,
10/15/2031 71,076
0.1
24,000  Marriott International,
Inc., 5.350%,
03/15/2035 24,180
0.0
30,000  Marriott International,
Inc. HH, 2.850%,
04/15/2031 27,580
0.0
30,000  Sony Group Corp.,
5.089%,
06/30/2036 30,010
0.0
73,000  Toyota Motor Corp.,
4.450%,
06/30/2030 72,714
0.1
27,000  Toyota Motor Credit
Corp., 4.550%,
08/09/2029 26,995
0.0
46,000  Toyota Motor Credit
Corp., 4.800%,
05/15/2030 46,284
0.1
24,000  Toyota Motor Credit
Corp., 5.550%,
11/20/2030 24,843
0.0
33,000  Toyota Motor Credit
Corp., MTN, 4.350%,
10/08/2027 33,031
0.0
4,356  United Airlines Pass
Through Trust 20-1, A,
5.875%,
04/15/2029 4,410
0.0
39,348  United Airlines Pass
Through Trust 2014-2,
A, 3.750%,
03/03/2028 39,325
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya VACS Series CB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
26,717  United Airlines Pass
Through Trust 2016-2,
AA, 2.875%,
04/07/2030 $ 25,743
0.0
21,000
(1)
United Airlines, Inc.,
4.625%,
04/15/2029 20,722
0.0
1,451,159
1.8
Consumer, Non-cyclical : 4.1%
35,000  Abbott Laboratories,
5.500%,
03/15/2056 34,302
0.1
20,000  Abbott Laboratories,
5.600%,
03/15/2066 19,613
0.0
13,000  AbbVie, Inc., 3.200%,
11/21/2029 12,451
0.0
17,000  AbbVie, Inc., 4.650%,
03/15/2028 17,078
0.0
61,000  AbbVie, Inc., 4.950%,
03/15/2031 61,883
0.1
42,000  AbbVie, Inc., 5.600%,
03/15/2055 41,669
0.1
45,000  AbbVie, Inc., 5.650%,
03/15/2066 44,545
0.1
16,000  Aetna, Inc., 6.625%,
06/15/2036 17,434
0.0
25,000  Altria Group, Inc.,
6.200%,
11/01/2028 25,868
0.0
61,000  Astrazeneca Finance
LLC, 4.900%,
02/26/2031 61,848
0.1
46,000  Automatic Data
Processing, Inc.,
4.750%,
05/08/2032 46,109
0.1
45,000  BAT Capital Corp.,
4.390%,
08/15/2037 41,176
0.1
17,000  BAT Capital Corp.,
5.834%,
02/20/2031 17,714
0.0
9,000  BAT Capital Corp.,
7.079%,
08/02/2043 10,030
0.0
37,000  Becton Dickinson & Co.,
4.693%,
02/13/2028 37,071
0.1
26,000  Bristol-Myers
Squibb Co., 5.100%,
02/22/2031 26,512
0.0
42,000  Bristol-Myers
Squibb Co., 5.550%,
02/22/2054 41,045
0.1
20,000  Campbell Soup Co.,
2.375%,
04/24/2030 18,142
0.0
41,000  Cardinal Health, Inc.,
4.700%,
11/15/2026 41,065
0.1
7,000  Cardinal Health, Inc.,
5.450%,
02/15/2034 7,162
0.0
27,000
(1)
Cargill, Inc., 1.700%,
02/02/2031 23,695
0.0
18,000
(1)
Cargill, Inc., 2.125%,
04/23/2030 16,442
0.0
28,000  Cencora , Inc., 5.125%,
02/15/2034 28,127
0.0
148,000  Centene Corp., 3.000%,
10/15/2030 134,030
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
34,000  Centene Corp., 4.625%,
12/15/2029 $ 33,000
0.0
56,000  Cigna Group, 2.375%,
03/15/2031 50,428
0.1
52,000  Cigna Group, 4.800%,
08/15/2038 49,308
0.1
94,000  Cigna Group, 5.250%,
01/15/2036 94,275
0.1
68,000  Cigna Group, 5.600%,
02/15/2054 66,013
0.1
29,000  Coca-Cola
Consolidated, Inc.,
5.250%,
06/01/2029 29,539
0.0
15,000  CVS Health Corp.,
1.750%,
08/21/2030 13,312
0.0
14,000  CVS Health Corp.,
4.125%,
04/01/2040 11,984
0.0
28,000  CVS Health Corp.,
4.780%,
03/25/2038 26,263
0.0
6,000  CVS Health Corp.,
5.050%,
03/25/2048 5,303
0.0
2,000  CVS Health Corp.,
6.000%,
06/01/2063 1,956
0.0
5,000  CVS Health Corp.,
6.250%,
09/15/2065 5,054
0.0
51,000
(1)
Element Fleet
Management Corp.,
5.643%,
03/13/2027 51,356
0.1
36,000  Elevance Health, Inc.,
4.600%,
09/15/2032 35,384
0.1
43,000  Elevance Health, Inc.,
4.950%,
11/01/2031 43,171
0.1
20,000  Elevance Health, Inc.,
5.200%,
02/15/2035 20,050
0.0
34,000  Eli Lilly & Co., 5.500%,
02/12/2055 33,815
0.0
23,000  Equifax, Inc., 3.100%,
05/15/2030 21,596
0.0
12,000  HCA, Inc., 2.375%,
07/15/2031 10,654
0.0
59,000  HCA, Inc., 3.500%,
09/01/2030 55,986
0.1
71,000  HCA, Inc., 4.125%,
06/15/2029 69,921
0.1
13,000  HCA, Inc., 4.375%,
03/15/2042 11,015
0.0
48,000  HCA, Inc., 4.500%,
02/15/2027 47,984
0.1
25,000  HCA, Inc., 5.125%,
06/15/2039 23,843
0.0
68,000  HCA, Inc., 5.300%,
05/15/2036 67,577
0.1
35,000  HCA, Inc., 5.450%,
04/01/2031 35,773
0.1
7,000  HCA, Inc., 6.000%,
04/01/2054 6,920
0.0
41,000
(1)
Health Care Service
Corp. A Mutual Legal
Reserve Co., 5.200%,
06/15/2029 41,361
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya VACS Series CB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
79,000  Hershey Co., 4.950%,
02/24/2032 $ 80,114
0.1
36,000  Humana, Inc., 5.375%,
04/15/2031 36,498
0.1
18,000  Johnson & Johnson,
4.900%,
06/01/2031 18,406
0.0
32,000  Kenvue , Inc., 4.850%,
05/22/2032 32,180
0.0
17,000  Kenvue , Inc., 5.050%,
03/22/2028 17,170
0.0
30,000  Kroger Co., 5.500%,
09/15/2054 28,159
0.0
39,000  Kroger Co., 5.650%,
09/15/2064 36,586
0.1
32,000  Laboratory Corp. of
America Holdings,
4.550%,
04/01/2032 31,525
0.0
25,000  Laboratory Corp. of
America Holdings,
4.800%,
10/01/2034 24,370
0.0
34,000
(1)
Mars, Inc., 5.000%,
03/01/2032 34,249
0.0
59,000
(1)
Mars, Inc., 5.200%,
03/01/2035 59,255
0.1
29,000
(1)
Mars, Inc., 5.650%,
05/01/2045 28,832
0.0
42,000
(1)
Mars, Inc., 5.700%,
05/01/2055 41,406
0.1
25,000  McKesson Corp.,
4.250%,
09/15/2029 24,762
0.0
49,000  McKesson Corp.,
4.950%,
05/30/2032 49,435
0.1
31,000
(1)
Medline Borrower L.P.,
3.875%,
04/01/2029 30,121
0.0
72,000  Merck & Co., Inc.,
4.450%,
12/04/2032 70,890
0.1
50,000  Novartis Capital Corp.,
4.600%,
03/18/2033 49,554
0.1
31,000  Novartis Capital Corp.,
5.600%,
03/18/2046 31,318
0.0
35,000  Novartis Capital Corp.,
5.700%,
03/18/2056 35,691
0.1
19,000  Pfizer Investment
Enterprises Pte Ltd.,
4.650%,
05/19/2030 19,063
0.0
24,000  Pfizer Investment
Enterprises Pte Ltd.,
4.750%,
05/19/2033 23,777
0.0
72,000  Philip Morris
International, Inc.,
4.750%,
11/01/2031 72,261
0.1
34,000  Philip Morris
International, Inc.,
4.875%,
02/13/2029 34,263
0.0
10,000  Quest Diagnostics, Inc.,
2.800%,
06/30/2031 9,141
0.0
10,000  Quest Diagnostics, Inc.,
2.950%,
06/30/2030 9,371
0.0
45,000  Quest Diagnostics, Inc.,
4.625%,
12/15/2029 44,993
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
17,000  Quest Diagnostics, Inc.,
6.400%,
11/30/2033 $ 18,382
0.0
15,000  Reynolds American,
Inc., 5.850%,
08/15/2045 14,784
0.0
17,000  Royalty Pharma PLC,
1.750%,
09/02/2027 16,470
0.0
53,000  Royalty Pharma PLC,
2.200%,
09/02/2030 47,908
0.1
18,000  S&P Global, Inc.,
1.250%,
08/15/2030 15,732
0.0
34,000  S&P Global, Inc.,
2.950%,
03/01/2029 32,651
0.0
36,000  Solventum Corp.,
5.450%,
03/13/2031 36,863
0.1
36,000  Stryker Corp., 4.850%,
02/10/2030 36,277
0.1
30,000  Thermo Fisher
Scientific, Inc., 4.550%,
06/15/2033 29,483
0.0
50,000  Thermo Fisher
Scientific, Inc., 4.977%,
08/10/2030 50,775
0.1
20,000  Tyson Foods, Inc.,
5.400%,
03/15/2029 20,384
0.0
6,000  UnitedHealth Group,
Inc., 2.750%,
05/15/2040 4,436
0.0
15,000  UnitedHealth Group,
Inc., 3.500%,
08/15/2039 12,359
0.0
57,000  UnitedHealth Group,
Inc., 4.950%,
01/15/2032 57,422
0.1
20,000  UnitedHealth Group,
Inc., 5.150%,
07/15/2034 20,189
0.0
7,000  UnitedHealth Group,
Inc., 5.500%,
04/15/2064 6,553
0.0
31,000  UnitedHealth Group,
Inc., 5.750%,
07/15/2064 30,306
0.0
17,000  Universal Health
Services, Inc., 4.625%,
10/15/2029 16,795
0.0
36,000  Viatris , Inc., 2.700%,
06/22/2030 32,865
0.0
21,000  Viatris , Inc., 4.000%,
06/22/2050 14,427
0.0
17,000  Zimmer Biomet
Holdings, Inc., 3.550%,
03/20/2030 16,248
0.0
3,292,551
4.1
Energy : 1.6%
59,000  APA Corp., 6.750%,
02/15/2055 61,617
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya VACS Series CB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
13,000  BP Capital Markets
America, Inc., 4.893%,
09/11/2033 $ 12,946
0.0
7,000  BP Capital Markets
America, Inc., 4.989%,
04/10/2034 6,994
0.0
37,000  BP Capital Markets
America, Inc., 5.227%,
11/17/2034 37,497
0.1
33,000
(2)
BP Capital Markets
PLC, 4.875%,
12/31/2199 32,637
0.0
28,000  Canadian Natural
Resources Ltd.,
5.400%,
12/15/2034 28,309
0.0
6,000  Cenovus Energy, Inc.,
5.400%,
06/15/2047 5,550
0.0
22,000  Cheniere Energy
Partners L.P., 4.500%,
10/01/2029 21,859
0.0
29,000
(1)
Columbia Pipelines
Holding Co. LLC,
5.097%,
10/01/2031 29,066
0.0
44,000  Devon Energy Corp.,
5.200%,
09/15/2034 44,060
0.1
10,000  Diamondback
Energy, Inc., 5.900%,
04/18/2064 9,763
0.0
45,000
(2)
Enbridge U S, Inc. 20-
A, 5.750%,
07/15/2080 45,287
0.1
23,000  Energy Transfer L.P.,
3.750%,
05/15/2030 22,156
0.0
3,000  Energy Transfer L.P.,
4.900%,
03/15/2035 2,922
0.0
24,000  Energy Transfer L.P.,
5.200%,
04/01/2030 24,368
0.0
18,000  Energy Transfer L.P.,
5.300%,
04/01/2044 16,462
0.0
55,000  Energy Transfer L.P.,
5.350%,
01/15/2036 54,798
0.1
3,000  Energy Transfer L.P.,
5.350%,
05/15/2045 2,728
0.0
20,000  Energy Transfer L.P.,
5.800%,
06/15/2038 20,413
0.0
12,000  Energy Transfer L.P.,
6.050%,
09/01/2054 11,669
0.0
66,000  Energy Transfer L.P.,
6.300%,
01/15/2056 65,172
0.1
28,000
(2)
Enterprise Products
Operating LLC D,
6.897%, (TSFR3M +
3.248%),
08/16/2077 28,008
0.0
73,000  EOG Resources, Inc.,
5.000%,
07/15/2032 73,490
0.1
36,000  EOG Resources, Inc.,
5.350%,
01/15/2036 36,402
0.1
43,000  Hess Corp., 4.300%,
04/01/2027 42,991
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
8,000  Kinder Morgan Energy
Partners L.P., 5.000%,
03/01/2043 $ 7,242
0.0
52,000  Kinder Morgan, Inc.,
5.300%,
12/01/2034 52,404
0.1
33,000  Marathon Petroleum
Corp., 5.125%,
12/15/2026 33,028
0.0
36,000  MPLX L.P., 5.000%,
01/15/2033 35,778
0.1
26,000  MPLX L.P., 5.300%,
04/01/2036 25,643
0.0
24,000  Occidental Petroleum
Corp., 6.200%,
03/15/2040 24,916
0.0
7,000  Occidental Petroleum
Corp., 6.600%,
03/15/2046 7,475
0.0
10,000  ONEOK Partners L.P.,
6.200%,
09/15/2043 10,223
0.0
31,000
(1)
ONEOK, Inc., 6.500%,
09/01/2030 32,607
0.0
10,000  Sabine Pass
Liquefaction LLC,
4.200%,
03/15/2028 9,935
0.0
24,000
(1)
Schlumberger Holdings
Corp., 2.650%,
06/26/2030 22,328
0.0
27,000
(1)
Schlumberger Holdings
Corp., 5.000%,
11/15/2029 27,312
0.0
51,000  Targa Resources Corp.,
5.400%,
07/30/2036 50,817
0.1
6,000  Targa Resources Corp.,
6.250%,
07/01/2052 6,102
0.0
36,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 4.875%,
02/01/2031 35,876
0.1
38,000
(2)
TransCanada
PipeLines Ltd., 7.000%,
06/01/2065 39,354
0.1
12,000  Transcontinental Gas
Pipe Line Co. LLC,
3.250%,
05/15/2030 11,398
0.0
58,000  Viper Energy Partners
LLC, 5.700%,
08/01/2035 58,953
0.1
29,000  Western Midstream
Operating L.P., 5.300%,
03/01/2048 25,267
0.0
45,000  Western Midstream
Operating L.P., 5.450%,
11/15/2034 44,778
0.1
11,000  Williams Cos., Inc.,
4.900%,
03/15/2029 11,068
0.0
1,309,668
1.6

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya VACS Series CB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial : 8.2%
36,000  Air Lease Corp., MTN,
5.200%,
07/15/2031 $ 36,194
0.1
37,000
(2)
American Express Co.,
4.351%,
07/20/2029 36,816
0.1
15,000
(2)
American Express Co.,
4.456%,
02/10/2032 14,783
0.0
2,000
(2)
American Express Co.,
5.016%,
04/25/2031 2,021
0.0
21,000
(2)
American Express Co.,
5.085%,
01/30/2031 21,256
0.0
29,000
(2)
American Express Co.,
5.098%,
02/16/2028 29,118
0.0
16,000
(2)
American Express Co.,
5.282%,
07/27/2029 16,213
0.0
9,000  American Homes 4
Rent L.P., 3.625%,
04/15/2032 8,363
0.0
13,000  American Homes 4
Rent L.P., 4.250%,
02/15/2028 12,910
0.0
44,000  American International
Group, Inc., 3.400%,
06/30/2030 41,851
0.1
24,000  American Tower Corp.,
3.650%,
03/15/2027 23,869
0.0
10,000  American Tower Corp.,
5.250%,
07/15/2028 10,120
0.0
8,000  American Tower Corp.,
5.500%,
03/15/2028 8,116
0.0
21,000  Ameriprise Financial,
Inc., 5.700%,
12/15/2028 21,563
0.0
13,000  Aon North America, Inc.,
5.125%,
03/01/2027 13,049
0.0
28,000  Aon North America, Inc.,
5.150%,
03/01/2029 28,395
0.0
5,000  Arthur J Gallagher
& Co., 5.550%,
02/15/2055 4,743
0.0
91,000  Assurant, Inc., 5.550%,
02/15/2036 90,656
0.1
35,000  Athene Holding Ltd.,
6.250%,
04/01/2054 32,274
0.0
28,000  Athene Holding Ltd.,
6.625%,
05/19/2055 27,250
0.0
63,000
(2)
Bank of America Corp.,
1.734%,
07/22/2027 62,905
0.1
13,000
(2)
Bank of America Corp.,
2.299%,
07/21/2032 11,487
0.0
46,000
(2)
Bank of America Corp.,
2.572%,
10/20/2032 40,954
0.1
44,000
(2)
Bank of America Corp.,
2.592%,
04/29/2031 40,608
0.1
32,000
(2)
Bank of America Corp.,
2.687%,
04/22/2032 28,992
0.0
87,000
(2)
Bank of America Corp.,
3.419%,
12/20/2028 85,558
0.1
35,000
(2)
Bank of America Corp.,
4.456%,
02/06/2032 34,392
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
76,000
(2)
Bank of America Corp.,
4.477%,
04/23/2030 $ 75,531
0.1
337,000
(2)
Bank of America Corp.,
5.489%,
04/23/2037 335,793
0.4
25,000
(2)
Bank of America Corp.,
5.511%,
01/24/2036 25,539
0.0
54,000
(2)
Bank of America Corp.,
5.872%,
09/15/2034 56,460
0.1
35,000
(2)
Bank of America
Corp., GMTN, 3.593%,
07/21/2028 34,671
0.1
41,000
(2)
Bank of America
Corp., MTN, 2.087%,
06/14/2029 39,048
0.1
15,000
(2)
Bank of America
Corp., MTN, 2.496%,
02/13/2031 13,864
0.0
19,000
(2)
Bank of America
Corp., MTN, 2.551%,
02/04/2028 18,787
0.0
74,000
(2)
Bank of America
Corp., MTN, 2.972%,
02/04/2033 66,813
0.1
7,000
(2)
Bank of America
Corp., MTN, 3.970%,
03/05/2029 6,926
0.0
47,000
(2)
Bank of Montreal,
4.640%,
09/10/2030 46,882
0.1
53,000
(2)
Bank of Nova Scotia,
4.740%,
11/10/2032 52,664
0.1
25,000
(2)
Bank of Nova Scotia,
4.904%,
06/05/2032 24,944
0.0
14,000
(1)
Blackstone Holdings
Finance Co. LLC,
1.625%,
08/05/2028 13,188
0.0
46,000
(1)
Blackstone Holdings
Finance Co. LLC,
2.000%,
01/30/2032 39,593
0.1
5,000
(1)
Blackstone Holdings
Finance Co. LLC,
2.500%,
01/10/2030 4,646
0.0
51,000  Brown & Brown, Inc.,
4.900%,
06/23/2030 50,936
0.1
30,000  Camden Property Trust,
5.850%,
11/03/2026 30,132
0.0
35,000  Chubb INA Holdings
LLC, 4.900%,
08/15/2035 34,525
0.1
40,000
(1)
CIMIC Finance Ltd.,
6.000%,
04/22/2036 39,451
0.1
57,000  CME Group, Inc.,
4.400%,
03/15/2030 56,747
0.1
41,000
(1)
CNO Global Funding,
5.875%,
06/04/2027 41,469
0.1
15,000  Corebridge Financial,
Inc., 3.900%,
04/05/2032 14,083
0.0
34,000  Corebridge Financial,
Inc., 6.050%,
09/15/2033 35,572
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya VACS Series CB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
21,000  Crown Castle, Inc.,
2.100%,
04/01/2031 $ 18,476
0.0
3,000  Crown Castle, Inc.,
2.500%,
07/15/2031 2,666
0.0
21,000  Crown Castle, Inc.,
2.900%,
03/15/2027 20,774
0.0
29,000  Crown Castle, Inc.,
3.300%,
07/01/2030 27,333
0.0
37,000  Crown Castle, Inc.,
4.800%,
09/01/2028 37,115
0.1
37,000  Crown Castle, Inc.,
4.900%,
09/01/2029 37,148
0.1
8,000  Crown Castle, Inc.,
5.100%,
05/01/2033 7,937
0.0
19,000  Crown Castle, Inc.,
5.600%,
06/01/2029 19,427
0.0
14,000  Crown Castle, Inc.,
5.800%,
03/01/2034 14,390
0.0
30,000  CubeSmart L.P.,
2.250%,
12/15/2028 28,336
0.0
59,000
(1)
Equitable Financial
Life Global Funding,
5.000%,
03/27/2030 59,230
0.1
19,000  Extra Space Storage
L.P., 3.900%,
04/01/2029 18,623
0.0
14,000  Extra Space Storage
L.P., 4.000%,
06/15/2029 13,731
0.0
22,000  Extra Space Storage
L.P., 5.350%,
01/15/2035 22,148
0.0
68,000
(1)
Fairfax Financial
Holdings Ltd., 6.200%,
06/08/2056 67,884
0.1
72,000  First Industrial L.P.,
5.250%,
01/15/2031 72,491
0.1
34,000
(1)
Gabx Leasing LLC,
5.300%,
04/15/2036 33,760
0.0
93,000  GLP Capital L.P. /
GLP Financing II, Inc.,
5.250%,
02/15/2033 91,273
0.1
10,000
(2)
Goldman Sachs
Group, Inc., 4.516%,
01/21/2032 9,813
0.0
23,000
(2)
Goldman Sachs
Group, Inc., 5.330%,
07/23/2035 23,086
0.0
36,000
(2)
Goldman Sachs
Group, Inc., 5.425%,
06/03/2037 36,137
0.1
32,000
(2)
Goldman Sachs
Group, Inc., 5.536%,
01/28/2036 32,512
0.0
17,000
(2)
Goldman Sachs
Group, Inc., 5.727%,
04/25/2030 17,425
0.0
40,000
(2)
Goldman Sachs
Group, Inc., 5.734%,
01/28/2056 39,379
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,000
(2)
Goldman Sachs
Group, Inc., 6.484%,
10/24/2029 $ 1,037
0.0
69,000
(1)(2)
Hartford Financial
Services Group,
Inc. ICON, 6.038%,
(TSFR3M + 2.387%),
02/12/2067 67,930
0.1
134,000
(2)
Huntington Bancshares,
Inc., 5.605%,
01/28/2041 131,422
0.2
53,000  Intercontinental
Exchange, Inc.,
2.100%,
06/15/2030 48,106
0.1
35,000  Intercontinental
Exchange, Inc.,
3.625%,
09/01/2028 34,346
0.1
34,000  Invitation Homes
Operating Partnership
L.P., 2.000%,
08/15/2031 29,380
0.0
47,000  Invitation Homes
Operating Partnership
L.P., 2.300%,
11/15/2028 44,503
0.1
21,000  Invitation Homes
Operating Partnership
L.P., 5.500%,
08/15/2033 21,431
0.0
10,000
(2)
JPMorgan Chase & Co.,
1.470%,
09/22/2027 9,934
0.0
15,000
(2)
JPMorgan Chase & Co.,
1.764%,
11/19/2031 13,215
0.0
20,000
(2)
JPMorgan Chase & Co.,
1.953%,
02/04/2032 17,609
0.0
17,000
(2)
JPMorgan Chase & Co.,
2.182%,
06/01/2028 16,647
0.0
11,000
(2)
JPMorgan Chase & Co.,
2.739%,
10/15/2030 10,333
0.0
54,000
(2)
JPMorgan Chase & Co.,
2.947%,
02/24/2028 53,463
0.1
11,000
(2)
JPMorgan Chase & Co.,
3.509%,
01/23/2029 10,820
0.0
62,000
(2)
JPMorgan Chase & Co.,
4.452%,
12/05/2029 61,658
0.1
45,000
(2)
JPMorgan Chase & Co.,
4.603%,
10/22/2030 44,807
0.1
25,000
(2)
JPMorgan Chase & Co.,
4.622%,
04/23/2032 24,717
0.0
107,000
(2)
JPMorgan Chase & Co.,
4.810%,
10/22/2036 104,069
0.1
32,000
(2)
JPMorgan Chase & Co.,
4.995%,
07/22/2030 32,221
0.0
10,000
(2)
JPMorgan Chase & Co.,
5.012%,
01/23/2030 10,069
0.0
161,000
(2)
JPMorgan Chase & Co.,
5.148%,
04/23/2037 159,901
0.2
15,000
(2)
JPMorgan Chase & Co.,
5.571%,
04/22/2028 15,127
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya VACS Series CB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
49,000
(2)
JPMorgan Chase & Co.,
5.572%,
04/22/2036 $ 50,395
0.1
23,000
(2)
JPMorgan Chase & Co.,
5.581%,
04/22/2030 23,507
0.0
21,000
(2)
JPMorgan Chase & Co.,
5.766%,
04/22/2035 21,851
0.0
8,000
(2)
KeyCorp, 5.305%,
01/28/2037 7,886
0.0
11,000  Kite Realty Group L.P.,
4.000%,
10/01/2026 10,986
0.0
32,000
(1)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.750%,
06/15/2029 31,293
0.0
57,000  LPL Holdings, Inc.,
5.150%,
06/15/2030 57,199
0.1
22,000  LPL Holdings, Inc.,
5.700%,
05/20/2027 22,171
0.0
45,000  LPL Holdings, Inc.,
5.750%,
06/15/2035 45,132
0.1
37,000
(2)
M&T Bank Corp.,
3.500%,
12/31/2199 36,864
0.1
185,000
(2)
M&T Bank Corp.,
5.400%,
07/30/2035 184,814
0.2
28,000  Main Street Capital
Corp., 6.950%,
03/01/2029 28,802
0.0
26,000  Mid-America
Apartments L.P.,
5.300%,
02/15/2032 26,584
0.0
64,000
(2)
Morgan Stanley,
2.475%,
01/21/2028 63,313
0.1
25,000
(2)
Morgan Stanley,
2.484%,
09/16/2036 21,693
0.0
14,000
(2)
Morgan Stanley,
3.591%,
07/22/2028 13,848
0.0
17,000
(2)
Morgan Stanley,
4.457%,
04/22/2039 15,677
0.0
15,000
(2)
Morgan Stanley,
4.809%,
04/16/2032 14,887
0.0
23,000
(2)
Morgan Stanley,
5.042%,
07/19/2030 23,164
0.0
73,000
(2)
Morgan Stanley,
5.073%,
01/30/2037 71,416
0.1
12,000
(2)
Morgan Stanley,
5.173%,
01/16/2030 12,110
0.0
77,000
(2)
Morgan Stanley,
5.296%,
04/10/2037 76,646
0.1
59,000
(2)
Morgan Stanley,
5.664%,
04/17/2036 60,596
0.1
94,000
(2)
Morgan Stanley, GMTN,
1.512%,
07/20/2027 93,847
0.1
10,000
(2)
Morgan Stanley, MTN,
1.928%,
04/28/2032 8,697
0.0
8,000  Morgan Stanley, MTN,
3.125%,
07/27/2026 7,997
0.0
13,000
(2)
Morgan Stanley I,
4.133%,
10/18/2029 12,824
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
51,000  National Health
Investors, Inc., 5.350%,
02/01/2033 $ 50,513
0.1
46,000  NNN REIT, Inc.,
4.600%,
02/15/2031 45,591
0.1
63,000
(2)
Northern Trust Corp.,
5.117%,
11/19/2040 61,619
0.1
28,000
(1)
Northwestern Mutual
Life Insurance Co.,
6.170%,
05/29/2055 28,883
0.0
28,000
(1)
Nuveen LLC, 5.550%,
01/15/2030 28,464
0.0
51,000  Old Republic
International Corp.,
5.700%,
06/01/2036 51,203
0.1
41,000  Omega Healthcare
Investors, Inc., 5.200%,
07/01/2030 41,210
0.1
14,000  Piedmont Operating
Partnership L.P.,
2.750%,
04/01/2032 12,002
0.0
2,000
(2)
PNC Financial Services
Group, Inc., 5.373%,
07/21/2036 2,019
0.0
30,000
(2)
PNC Financial Services
Group, Inc., 5.423%,
01/25/2041 29,491
0.0
38,000
(2)
PNC Financial Services
Group, Inc., 6.037%,
10/28/2033 40,056
0.1
42,000
(1)
Prologis Targeted US
Logistics Fund L.P.,
5.250%,
04/01/2029 42,601
0.1
12,000
(1)
Prologis Targeted US
Logistics Fund L.P.,
5.500%,
04/01/2034 12,212
0.0
96,000  Raymond James
Financial, Inc., 5.650%,
09/11/2055 93,394
0.1
6,000  Realty Income Corp.,
3.950%,
08/15/2027 5,974
0.0
96,000  Rexford Industrial
Realty L.P., 2.150%,
09/01/2031 83,447
0.1
8,000
(1)
RGA Global Funding,
5.448%,
05/24/2029 8,138
0.0
26,000  RLI Corp., 5.375%,
06/01/2036 25,248
0.0
45,000
(2)
Royal Bank of Canada,
4.612%,
05/03/2032 44,502
0.1
53,000
(2)
Royal Bank of Canada,
GMTN, 4.650%,
10/18/2030 52,894
0.1
28,000
(2)
Royal Bank of Canada,
GMTN, 4.969%,
08/02/2030 28,222
0.0
33,000
(2)
Royal Bank of Canada,
GMTN, 5.153%,
02/04/2031 33,407
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya VACS Series CB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
19,000  Sabra Health Care L.P.,
3.200%,
12/01/2031 $ 17,235
0.0
98,000
(2)
State Street Corp.,
3.031%,
11/01/2034 92,116
0.1
50,000
(2)
State Street Corp.,
4.675%,
10/22/2032 49,707
0.1
21,000  State Street Corp.,
4.729%,
02/28/2030 21,153
0.0
43,000
(2)
Sumitomo Mitsui
Financial Group, Inc.,
5.334%,
03/03/2041 41,881
0.1
13,000
(1)
Symetra Life Insurance
Co., 6.550%,
10/01/2055 13,366
0.0
43,000  Toronto-Dominion Bank,
5.298%,
01/30/2032 43,944
0.1
40,000  TPG Operating
Group II L.P., 4.875%,
05/15/2031 39,475
0.1
72,000
(2)
Truist Financial Corp.,
4.576%, (TSFR3M +
0.912%),
03/15/2028 71,208
0.1
45,000
(2)
Truist Financial
Corp., MTN, 5.435%,
01/24/2030 45,757
0.1
29,000
(2)
Truist Financial
Corp., MTN, 5.867%,
06/08/2034 30,179
0.0
17,000
(2)
Truist Financial
Corp., MTN, 6.123%,
10/28/2033 17,953
0.0
77,000
(2)
US Bancorp, 5.723%,
05/20/2041 77,276
0.1
36,000
(2)
Wells Fargo & Co.,
4.577%,
05/20/2029 35,917
0.1
113,000
(2)
Wells Fargo & Co.,
4.960%,
01/23/2037 110,361
0.1
88,000
(2)
Wells Fargo & Co.,
5.433%,
01/23/2047 84,571
0.1
6,000
(2)
Wells Fargo & Co.,
5.499%,
01/23/2035 6,118
0.0
12,000
(2)
Wells Fargo & Co.,
5.605%,
04/23/2036 12,306
0.0
8,000
(2)
Wells Fargo & Co.,
6.491%,
10/23/2034 8,638
0.0
19,000
(2)
Wells Fargo & Co.,
MTN, 3.584%,
05/22/2028 18,844
0.0
23,000
(2)
Wells Fargo & Co. GG,
6.125%,
12/31/2199 23,283
0.0
109,000
(1)
Wynnton Funding Trust,
5.251%,
08/15/2035 107,807
0.1
115,000
(1)
Wynnton Funding Trust
II, 5.991%,
08/15/2055 114,966
0.1
6,605,909
8.2
Industrial : 1.8%
28,000  3M Co., 5.150%,
03/15/2035 28,321
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
24,000  AGCO Corp., 5.450%,
03/21/2027 $ 24,138
0.0
15,000  Amcor Group Finance
PLC, 5.450%,
05/23/2029 15,306
0.0
45,000  Arrow Electronics, Inc.,
5.150%,
08/21/2029 45,461
0.1
37,000  Berry Global, Inc.,
1.650%,
01/15/2027 36,449
0.1
18,000  Boeing Co., 5.930%,
05/01/2060 17,719
0.0
5,000  Boeing Co., 6.858%,
05/01/2054 5,624
0.0
31,000  Boeing Co., 7.008%,
05/01/2064 35,286
0.1
89,000  Canadian National
Railway Co., 4.200%,
03/12/2031 87,234
0.1
15,000  Canadian Pacific
Railway Co., 2.875%,
11/15/2029 14,226
0.0
6,000  Carrier Global Corp.,
2.722%,
02/15/2030 5,611
0.0
21,000  Caterpillar Financial
Services Corp., 4.700%,
11/15/2029 21,172
0.0
41,000  CNH Industrial
Capital LLC, 5.100%,
04/20/2029 41,409
0.1
39,000  CNH Industrial
Capital LLC, 5.500%,
01/12/2029 39,759
0.1
3,000  FedEx Corp., 4.550%,
04/01/2046 2,622
0.0
21,883  FedEx Corp. Class AA
Pass Through Trust
20-1, AA, 1.875%,
08/20/2035 18,942
0.0
57,000  Flex Ltd., 5.250%,
01/15/2032 57,264
0.1
23,000  Fortune Brands
Innovations, Inc.,
3.250%,
09/15/2029 21,957
0.0
17,000  Fortune Brands
Innovations, Inc.,
4.000%,
03/25/2032 16,115
0.0
16,000  GATX Corp., 4.000%,
06/30/2030 15,595
0.0
9,000  GATX Corp., 6.050%,
06/05/2054 9,096
0.0
11,000  GXO Logistics, Inc.,
6.250%,
05/06/2029 11,375
0.0
41,000  HEICO Corp., 5.250%,
08/01/2028 41,485
0.1
38,000
(1)
Honeywell Aerospace,
Inc., 5.732%,
03/16/2056 38,025
0.1
5,000  Honeywell International,
Inc., 4.750%,
02/01/2032 4,994
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya VACS Series CB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
23,000  Huntington Ingalls
Industries, Inc., 4.200%,
05/01/2030 $ 22,523
0.0
12,000  Ingersoll Rand, Inc.,
5.176%,
06/15/2029 12,211
0.0
14,000  Ingersoll Rand, Inc.,
5.400%,
08/14/2028 14,216
0.0
9,000  Ingersoll Rand, Inc.,
5.450%,
06/15/2034 9,169
0.0
20,000  Jacobs Solutions, Inc.,
4.750%,
03/03/2031 19,829
0.0
20,000  Jacobs Solutions, Inc.,
5.375%,
03/03/2036 19,678
0.0
43,000  John Deere Capital
Corp., 4.400%,
09/08/2031 42,641
0.1
79,000  John Deere Capital
Corp., MTN, 4.700%,
06/10/2030 79,548
0.1
27,000  John Deere Capital
Corp., MTN, 4.850%,
06/11/2029 27,342
0.0
62,000  John Deere Capital
Corp., MTN, 4.900%,
03/07/2031 62,821
0.1
21,000  L3Harris Technologies,
Inc., 5.050%,
06/01/2029 21,248
0.0
7,000  Mohawk Industries, Inc.,
5.850%,
09/18/2028 7,172
0.0
4,000  Norfolk Southern Corp.,
5.050%,
08/01/2030 4,064
0.0
12,000  Norfolk Southern Corp.,
5.550%,
03/15/2034 12,457
0.0
2,000  Norfolk Southern Corp.,
5.950%,
03/15/2064 2,028
0.0
50,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.250%,
07/01/2029 50,634
0.1
40,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.250%,
02/01/2030 40,495
0.1
74,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.350%,
03/30/2029 74,983
0.1
26,000  Raytheon Technologies
Corp., 4.450%,
11/16/2038 24,184
0.0
35,000  Ryder System, Inc.,
5.000%,
03/15/2030 35,339
0.1
22,000  Ryder System, Inc.,
6.600%,
12/01/2033 24,009
0.0
21,000  Ryder System, Inc.,
GMTN, 4.950%,
09/01/2029 21,163
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
21,000  Ryder System,
Inc., MTN, 5.250%,
06/01/2028 $ 21,277
0.0
3,000  Ryder System,
Inc., MTN, 5.375%,
03/15/2029 3,063
0.0
29,000  Ryder System,
Inc., MTN, 5.500%,
06/01/2029 29,668
0.0
23,000  Sonoco Products Co.,
4.600%,
09/01/2029 22,867
0.0
30,000  Vertiv Holdings Co.,
5.650%,
03/15/2046 29,368
0.0
34,000  Waste Connections,
Inc., 4.800%,
07/15/2036 33,098
0.1
23,000  Westinghouse Air Brake
Technologies Corp.,
4.700%,
09/15/2028 23,024
0.0
45,000
(1)
WSP Global, Inc.,
5.039%,
09/18/2031 44,704
0.1
1,490,008
1.8
Technology : 3.0%
106,000  Accenture Capital, Inc.,
4.250%,
10/04/2031 103,462
0.1
49,000  Adobe, Inc., 4.950%,
01/17/2030 49,680
0.1
41,000
(1)
Booz Allen Hamilton,
Inc., 3.875%,
09/01/2028 40,013
0.1
66,000  Broadcom, Inc.,
2.450%,
02/15/2031 59,729
0.1
65,000
(1)
Broadcom, Inc.,
3.187%,
11/15/2036 54,484
0.1
36,000  Broadcom, Inc.,
4.800%,
10/15/2034 35,249
0.1
51,000  Broadcom, Inc.,
4.900%,
07/15/2032 51,180
0.1
25,000  Broadcom, Inc.,
5.050%,
04/15/2030 25,376
0.0
29,000  Broadcom, Inc.,
5.150%,
11/15/2031 29,515
0.0
15,000  Broadcom, Inc.,
5.200%,
04/15/2032 15,289
0.0
35,000  Cadence Design
Systems, Inc., 4.300%,
09/10/2029 34,728
0.1
22,000  CDW LLC / CDW
Finance Corp., 5.100%,
03/01/2030 21,973
0.0
29,000
(1)
Constellation Software,
Inc./Canada, 5.158%,
02/16/2029 29,113
0.0
16,000  Fiserv, Inc., 5.150%,
08/12/2034 15,544
0.0
50,000  Hewlett Packard
Enterprise Co., 5.250%,
04/01/2033 50,169
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya VACS Series CB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
45,000  Hewlett Packard
Enterprise Co., 5.600%,
10/15/2054 $ 41,745
0.1
29,000  HP, Inc., 2.650%,
06/17/2031 25,929
0.0
3,000  Intel Corp., 5.600%,
02/21/2054 2,808
0.0
22,000  Intel Corp., 5.700%,
02/10/2053 20,764
0.0
110,000  International Business
Machines Corp.,
4.800%,
02/10/2030 110,562
0.1
102,000  International Business
Machines Corp.,
4.950%,
02/03/2036 99,564
0.1
100,000  International Business
Machines Corp.,
5.800%,
02/03/2056 97,071
0.1
25,000  Intuit, Inc., 5.200%,
09/15/2033 25,113
0.0
90,000  Intuit, Inc., 5.500%,
09/15/2053 80,931
0.1
23,000  Kyndryl Holdings, Inc.,
2.700%,
10/15/2028 21,615
0.0
19,000  Marvell Technology,
Inc., 5.750%,
02/15/2029 19,494
0.0
30,000  Micron Technology, Inc.,
3.366%,
11/01/2041 23,428
0.0
61,000
(1)
MSCI, Inc., 3.625%,
09/01/2030 57,728
0.1
42,000  MSCI, Inc., 5.150%,
03/15/2036 40,672
0.1
31,000  NetApp, Inc., 5.500%,
03/17/2032 31,698
0.0
34,000  NVIDIA Corp., 4.750%,
06/15/2033 33,913
0.1
25,000  NVIDIA Corp., 5.550%,
06/15/2046 24,829
0.0
40,000  NVIDIA Corp., 5.625%,
06/15/2056 39,733
0.1
20,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
4.300%,
06/18/2029 19,794
0.0
55,000  Oracle Corp., 2.300%,
03/25/2028 52,655
0.1
24,000  Oracle Corp., 2.950%,
04/01/2030 22,096
0.0
35,000  Oracle Corp., 3.800%,
11/15/2037 27,980
0.0
2,000  Oracle Corp., 3.850%,
07/15/2036 1,661
0.0
6,000  Oracle Corp., 3.850%,
04/01/2060 3,527
0.0
40,000  Oracle Corp., 4.950%,
02/04/2031 39,169
0.1
31,000  Oracle Corp., 5.200%,
09/26/2035 29,035
0.0
60,000  Oracle Corp., 5.350%,
05/04/2033 58,299
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
63,000  Oracle Corp., 5.375%,
09/27/2054 $ 49,453
0.1
25,000  Oracle Corp., 5.500%,
09/27/2064 19,352
0.0
37,000  Oracle Corp., 5.875%,
09/26/2045 32,410
0.0
122,000  Oracle Corp., 5.950%,
09/26/2055 103,743
0.1
51,000  Oracle Corp., 6.000%,
08/03/2055 43,456
0.1
46,000  Oracle Corp., 6.100%,
09/26/2065 38,520
0.1
21,000  Oracle Corp., 6.125%,
08/03/2065 17,660
0.0
18,000  Oracle Corp., 6.550%,
02/04/2046 16,978
0.0
18,000  Oracle Corp., 6.850%,
02/04/2066 16,765
0.0
31,000  Qualcomm, Inc.,
4.750%,
05/20/2032 31,059
0.0
38,000  Salesforce, Inc.,
4.900%,
09/15/2031 37,924
0.1
44,000  Salesforce, Inc.,
5.200%,
03/15/2033 44,090
0.1
35,000  Salesforce, Inc.,
5.550%,
03/15/2036 34,988
0.1
31,000  Salesforce, Inc.,
6.400%,
03/15/2046 31,329
0.0
42,000  Salesforce, Inc.,
6.550%,
03/15/2056 42,041
0.1
30,000  ServiceNow, Inc.,
5.050%,
05/15/2033 29,978
0.0
33,000  ServiceNow, Inc.,
5.400%,
05/15/2036 32,999
0.0
40,000  ServiceNow, Inc.,
6.300%,
05/15/2056 40,785
0.1
30,000  Synopsys, Inc., 5.000%,
04/01/2032 30,063
0.0
21,000  Take-Two Interactive
Software, Inc., 5.400%,
06/12/2029 21,418
0.0
29,000  Teledyne FLIR LLC,
2.500%,
08/01/2030 26,581
0.0
2,408,909
3.0
Utilities : 3.6%
41,000  AEP Texas, Inc.,
5.450%,
05/15/2029 41,810
0.1
19,000  AEP Transmission
Co. LLC, 5.150%,
04/01/2034 19,141
0.0
51,000  AES Corp., 5.800%,
03/15/2032 51,699
0.1
14,000  Alabama Power Co.,
5.850%,
11/15/2033 14,711
0.0
21,000  Ameren Corp., 1.750%,
03/15/2028 20,025
0.0
17,000  Ameren Corp., 5.000%,
01/15/2029 17,145
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya VACS Series CB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
29,000
(1)
American Transmission
Systems, Inc., 2.650%,
01/15/2032 $ 25,977
0.0
21,000  Avangrid, Inc., 3.800%,
06/01/2029 20,454
0.0
18,000  Black Hills Corp.,
3.050%,
10/15/2029 17,071
0.0
145,000  Black Hills Corp.,
4.550%,
01/31/2031 142,860
0.2
14,000  Black Hills Corp.,
6.000%,
01/15/2035 14,585
0.0
24,000
(1)
Boston Gas Co.,
5.843%,
01/10/2035 25,018
0.0
18,000  CenterPoint Energy,
Inc., 5.400%,
06/01/2029 18,383
0.0
55,000
(1)
Chpe LLC, 5.875%,
06/29/2046 55,358
0.1
18,000
(1)
Cleveland Electric
Illuminating Co.,
3.500%,
04/01/2028 17,622
0.0
16,000
(2)
CMS Energy Corp.,
3.750%,
12/01/2050 14,902
0.0
60,000
(2)
CMS Energy Corp.,
4.750%,
06/01/2050 58,828
0.1
5,000  Consolidated Edison
Co. of New York,
Inc. 05-A, 5.300%,
03/01/2035 5,093
0.0
47,000  Constellation Energy
Generation LLC,
5.300%,
06/01/2036 46,770
0.1
13,000  DTE Energy Co.,
4.950%,
07/01/2027 13,067
0.0
35,000  DTE Energy Co.,
5.200%,
04/01/2030 35,515
0.1
34,000  Duke Energy Carolinas
LLC, 5.150%,
06/15/2036 34,048
0.1
29,000  Duke Energy Carolinas
LLC, 5.750%,
06/15/2056 28,985
0.0
36,000  Duke Energy Florida
LLC, 2.400%,
12/15/2031 32,100
0.0
10,000  Duke Energy Florida
LLC, 5.875%,
11/15/2033 10,545
0.0
17,000  Duke Energy Ohio, Inc.,
2.125%,
06/01/2030 15,483
0.0
17,000
(1)
Duquesne Light
Holdings, Inc., 2.532%,
10/01/2030 15,243
0.0
40,000  Entergy Arkansas LLC,
5.750%,
01/15/2056 39,858
0.1
24,000  Entergy Corp., 2.400%,
06/15/2031 21,382
0.0
14,000  Entergy Corp., 2.800%,
06/15/2030 13,011
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
22,000  Entergy Mississippi
LLC, 5.000%,
09/01/2033 $ 22,052
0.0
18,000  Entergy Texas, Inc.,
4.000%,
03/30/2029 17,752
0.0
41,000  Essential Utilities, Inc.,
2.704%,
04/15/2030 38,059
0.1
14,000  Essential Utilities, Inc.,
5.375%,
01/15/2034 14,181
0.0
22,000  Evergy Kansas
Central, Inc., 5.250%,
03/15/2035 22,144
0.0
9,000  Evergy Kansas
Central, Inc., 5.900%,
11/15/2033 9,518
0.0
23,000  Evergy Metro,
Inc. 2020, 2.250%,
06/01/2030 21,012
0.0
29,000  Eversource Energy,
2.550%,
03/15/2031 26,170
0.0
42,000  Eversource Energy,
2.900%,
03/01/2027 41,584
0.1
15,000  Eversource Energy,
5.125%,
05/15/2033 15,014
0.0
25,000  Eversource Energy,
5.450%,
03/01/2028 25,290
0.0
25,000  Eversource Energy,
5.950%,
02/01/2029 25,719
0.0
23,000  Eversource Energy U,
1.400%,
08/15/2026 22,911
0.0
41,000  Exelon Corp., 5.150%,
03/15/2028 41,392
0.1
18,000  Exelon Corp., 5.150%,
03/15/2029 18,249
0.0
31,000  FirstEnergy Corp. B,
3.900%,
07/15/2027 30,829
0.0
17,000  Florida Power &
Light Co., 4.625%,
05/15/2030 17,051
0.0
24,000  Florida Power &
Light Co., 5.300%,
06/15/2034 24,496
0.0
14,000  Georgia Power Co.,
4.650%,
05/16/2028 14,047
0.0
19,000  IPALCO Enterprises,
Inc., 4.250%,
05/01/2030 18,460
0.0
7,000
(1)
Jersey Central Power
& Light Co., 2.750%,
03/01/2032 6,264
0.0
10,000  Kentucky Utilities
Co. KENT, 5.450%,
04/15/2033 10,281
0.0
23,000
(1)
Liberty Utilities Co.,
5.577%,
01/31/2029 23,441
0.0
44,000
(1)
Liberty Utilities Co.,
5.869%,
01/31/2034 45,101
0.1
10,000  Louisville Gas and
Electric Co. LOU,
5.450%,
04/15/2033 10,288
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya VACS Series CB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
21,000
(1)
Monongahela
Power Co., 3.550%,
05/15/2027 $ 20,801
0.0
23,000
(1)
Monongahela
Power Co., 5.850%,
02/15/2034 24,065
0.0
37,000
(1)
Narragansett Electric
Co., 3.395%,
04/09/2030 35,347
0.1
40,000  National Rural Utilities
Cooperative Finance
Corp., 2.400%,
03/15/2030 36,869
0.1
26,000  National Rural Utilities
Cooperative Finance
Corp., 2.750%,
04/15/2032 23,264
0.0
7,000  National Rural Utilities
Cooperative Finance
Corp., 4.150%,
12/15/2032 6,752
0.0
5,000  National Rural Utilities
Cooperative Finance
Corp., 5.800%,
01/15/2033 5,250
0.0
24,000  National Rural Utilities
Cooperative Finance
Corp., MTN, 1.650%,
06/15/2031 20,819
0.0
36,000  NextEra Energy Capital
Holdings, Inc., 1.875%,
01/15/2027 35,547
0.1
46,000
(2)
NextEra Energy Capital
Holdings, Inc., 3.800%,
03/15/2082 45,395
0.1
36,000  NextEra Energy Capital
Holdings, Inc., 5.300%,
03/15/2032 36,700
0.1
40,000  NextEra Energy Capital
Holdings, Inc., 5.850%,
03/01/2056 39,446
0.1
36,000
(2)
NextEra Energy Capital
Holdings, Inc., 6.500%,
08/15/2055 36,964
0.1
75,000
(2)
NextEra Energy Capital
Holdings, Inc. BB,
6.200%,
10/01/2056 74,957
0.1
51,000
(2)
NextEra Energy Capital
Holdings, Inc. CC,
6.625%,
10/01/2066 51,805
0.1
38,000
(1)
Niagara Mohawk
Power Corp., 1.960%,
06/27/2030 34,250
0.1
6,000
(1)
Niagara Mohawk
Power Corp., 5.664%,
01/17/2054 5,726
0.0
43,000  NiSource, Inc., 5.850%,
04/01/2055 42,669
0.1
74,000
(1)
NorthWestern Corp.,
5.073%,
03/21/2030 74,735
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
15,000  NSTAR Electric Co.,
1.950%,
08/15/2031 $ 13,174
0.0
10,000  OGE Energy Corp.,
5.450%,
05/15/2029 10,191
0.0
14,000  ONE Gas, Inc., 5.100%,
04/01/2029 14,191
0.0
15,000  Pacific Gas and
Electric Co., 4.300%,
03/15/2045 11,846
0.0
9,000  Pacific Gas and
Electric Co., 4.450%,
04/15/2042 7,487
0.0
33,000
(1)
PSEG Power LLC,
5.200%,
05/15/2030 33,383
0.0
49,000
(1)
PSEG Power LLC,
5.750%,
05/15/2035 50,042
0.1
17,000  Public Service Electric
and Gas Co., MTN,
5.200%,
03/01/2034 17,236
0.0
18,000  Public Service
Enterprise Group, Inc.,
1.600%,
08/15/2030 15,886
0.0
39,000  Public Service
Enterprise Group, Inc.,
2.450%,
11/15/2031 34,602
0.1
25,000  Public Service
Enterprise Group, Inc.,
4.900%,
03/15/2030 25,207
0.0
37,000  Public Service
Enterprise Group, Inc.,
5.200%,
04/01/2029 37,512
0.1
14,000  Public Service
Enterprise Group, Inc.,
5.400%,
03/15/2035 14,196
0.0
28,000  Public Service
Enterprise Group, Inc.,
5.850%,
11/15/2027 28,507
0.0
48,000
(2)
Sempra, 6.400%,
10/01/2054 48,273
0.1
33,000  Southern Co., 5.113%,
08/01/2027 33,166
0.0
42,000
(2)
Southern Co. 21-A,
3.750%,
09/15/2051 41,939
0.1
14,000  Southwestern Electric
Power Co., 5.300%,
04/01/2033 14,216
0.0
113,000  Southwestern Public
Service Co., 5.300%,
05/15/2035 113,389
0.1
6,000  Southwestern Public
Service Co., 6.000%,
06/01/2054 6,065
0.0
37,000  Tucson Electric
Power Co., 5.200%,
09/15/2034 37,396
0.1
42,000  Virginia Electric and
Power Co., 4.950%,
03/15/2036 41,127
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya VACS Series CB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
40,000  WEC Energy Group,
Inc., 1.375%,
10/15/2027 $ 38,479
0.1
23,000  WEC Energy Group,
Inc., 2.200%,
12/15/2028 21,747
0.0
11,000  WEC Energy Group,
Inc., 5.150%,
10/01/2027 11,081
0.0
13,000  Wisconsin Electric
Power Co., 1.700%,
06/15/2028 12,341
0.0
17,000  Wisconsin Power and
Light Co., 5.375%,
03/30/2034 17,282
0.0
37,000  Xcel Energy, Inc.,
5.600%,
04/15/2035 37,710
0.1
2,887,026
3.6
Total Corporate Bonds/
Notes
(Cost $23,337,790)
23,072,919
28.6
U.S. GOVERNMENT AGENCY OBLIGATIONS : 24.9%
Government National Mortgage Association : 3.4%
1,475,354
4.500
%,
11/20/2055 1,418,371
1.7
1,389,317
5.000
%,
10/20/2054 1,372,467
1.7
2,790,838
3.4
Uniform Mortgage-Backed Securities : 21.5%
2,336,367
2.000
%,
02/01/2052 1,875,032
2.3
3,592,000
(3)
2.000
%,
07/01/2056 2,869,093
3.6
3,077,973
2.500
%,
05/01/2052 2,586,697
3.2
1,685,000
(3)
2.500
%,
07/01/2055 1,408,160
1.7
2,281,022
3.000
%,
06/01/2052 1,992,182
2.5
1,886,166
3.500
%,
02/01/2051 1,727,343
2.1
1,985,385
4.000
%,
08/01/2055 1,857,588
2.3
2,134,746
5.500
%,
01/01/2056 2,143,504
2.7
873,023
6.000
%,
05/01/2055 893,681
1.1
17,353,280
21.5
Total U.S. Government
Agency Obligations
(Cost $20,342,096)
20,144,118
24.9
U.S. TREASURY OBLIGATIONS : 19.7%
United States Treasury Bonds : 7.5%
1,300,000
3.000
%,
08/15/2052 921,934
1.1
800,000
4.375
%,
05/15/2041 766,875
1.0
1,000,000
4.750
%,
02/15/2041 1,000,644
1.2
1,011,600
4.750
%,
02/15/2056 982,912
1.2
2,401,700
5.000
%,
05/15/2046 2,419,900
3.0
6,092,265
7.5
United States Treasury Notes : 12.2%
5,000
3.875
%,
03/31/2028 4,976
0.0
22,000
3.875
%,
05/15/2029 21,832
0.1
2,435,800
4.125
%,
06/30/2028 2,434,611
3.0
2,124,900
4.125
%,
06/15/2029 2,122,991
2.6
2,108,700
4.125
%,
06/30/2031 2,101,369
2.6
87,800
4.250
%,
05/31/2033 87,484
0.1
1,368,000
4.250
%,
06/30/2033 1,362,763
1.7
Principal
Amount† Value
Percentage
of Net
Assets
U.S. TREASURY OBLIGATIONS: (continued)
United States Treasury Notes (continued)
1,706,300
4.375
%,
05/15/2036 $ 1,697,369
2.1
9,833,395
12.2
Total U.S. Treasury
Obligations
(Cost $15,985,532)
15,925,660
19.7
ASSET-BACKED SECURITIES : 10.4%
Automobile Asset-Backed Securities : 1.3%
350,000  CarMax Auto Owner
Trust 2026-1 A3,
4.040%,
03/17/2031 347,667
0.5
300,000  Exeter Automobile
Receivables Trust
2026-1A A3, 4.030%,
03/15/2030 298,883
0.4
100,000
(1)
Hertz Vehicle Financing
III LLC 2026-1A A,
5.090%,
11/25/2030 100,236
0.1
170,000
(1)
SFS Auto Receivables
Securitization Trust
2026-2A B, 4.890%,
05/20/2033 170,322
0.2
100,000
(1)
Westlake Automobile
Receivables Trust
2026-2A A3, 4.350%,
04/15/2030 99,857
0.1
1,016,965
1.3
Other Asset-Backed Securities : 8.4%
250,000
(1)(2)
ARES LX CLO Ltd.
2021-60A AR2,
4.635%, (TSFR3M +
0.960%),
07/18/2034 249,955
0.3
500,000
(1)(2)
Bain Capital Credit CLO
Ltd. 2021-4A A1RR,
4.675%, (TSFR3M +
1.000%),
10/20/2034 500,236
0.6
500,000
(1)(2)
Bain Capital Credit CLO
Ltd. 2024-1A A1R,
4.851%, (TSFR3M +
1.170%),
04/16/2039 499,699
0.6
250,000
(1)(2)
Barings CLO Ltd.
2024-1A A1R, 4.845%,
(TSFR3M + 1.170%),
01/20/2039 249,624
0.3
106,667
(1)
Beacon Container
Finance II LLC 2021-1A
A, 2.250%,
10/22/2046 99,021
0.1
200,000
(1)
DB Master Finance LLC
2026-1A A2I, 5.200%,
05/20/2056 200,374
0.3
500,000
(1)(2)
ICG US CLO Ltd. 2014-
1A A1A3, 4.675%,
(TSFR3M + 1.000%),
10/20/2034 499,600
0.6
300,000
(1)(2)
ICG US CLO Ltd.
2014-1A BR3, 5.425%,
(TSFR3M + 1.750%),
10/20/2034 294,844
0.4

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya VACS Series CB Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
250,000
(1)(2)
Invesco US CLO Ltd.
2023-1A AR2, 4.774%,
(TSFR3M + 1.110%),
04/22/2037 $ 249,530
0.3
500,000
(1)(2)
LCM 39 Ltd./Jersey
39A A1R2, 4.713%,
(TSFR3M + 1.040%),
10/15/2034 500,115
0.6
500,000
(1)(2)
Magnetite XXIII
Ltd. 2019-23A AR2,
4.657%, (TSFR3M +
0.990%),
01/25/2035 500,256
0.6
500,000
(1)(2)
Navesink Clo 5 Ltd.
2026-5A B1, 5.307%,
(TSFR3M + 1.600%),
03/31/2039 500,456
0.6
250,000
(1)(2)
Neuberger Berman
Loan Advisers Clo 51
Ltd. 2022-51A AR2,
4.666%, (TSFR3M +
1.000%),
10/23/2036 250,179
0.3
400,000
(1)(2)
Octagon Investment
Partners 49 Ltd. 2020-
5A ARR, 4.793%,
(TSFR3M + 1.120%),
04/15/2037 399,560
0.5
400,000
(1)(2)
Palmer Square Loan
Funding Ltd. 2024-3A
A2R, 4.800%, (TSFR3M
+ 1.150%),
08/08/2032 399,769
0.5
150,000
(1)
RKTL 2026-2A B,
4.850%,
05/25/2035 149,907
0.2
347,580
(1)
Sabal Issuer LLC
2026-1A A1, 6.000%,
05/02/2061 342,290
0.4
250,000
(1)(2)
Sixth Street CLO XIII
Ltd. 2019-13A A1R2,
4.892%, (TSFR3M +
1.220%),
01/21/2038 250,156
0.3
150,000
(1)
SoFi Consumer Loan
Program Trust 2026-2
B, 4.800%,
03/25/2036 149,346
0.2
250,000
(1)(2)
Sound Point CLO XXXII
Ltd. 2021-4A AR,
4.697%, (TSFR3M +
1.030%),
10/25/2034 250,023
0.3
200,667
(1)
Textainer Marine
Containers VII Ltd.
2021-1A A, 1.680%,
02/20/2046 188,920
0.3
99,375
(1)
Triton Container
Finance IX LLC
2026-1A A, 5.260%,
05/20/2051 98,968
0.1
6,822,828
8.4
Student Loan Asset-Backed Securities : 0.7%
147,727
(1)
Navient Education
Loan Trust 2026-A A,
4.860%,
09/15/2056 147,132
0.2
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities: (continued)
150,000
(1)
Navient Refinance
Loan Trust 2026-B A,
5.070%,
06/15/2056 $ 150,137
0.2
298,094
(1)
SMB Private Education
Loan Trust 2025-
A A1A, 5.130%,
04/15/2054 298,488
0.3
595,757
0.7
Total Asset-Backed
Securities
(Cost $8,456,484)
8,435,550
10.4
COMMERCIAL MORTGAGE-BACKED SECURITIES : 9.0%
500,000
(1)(2)
Acore Issuer LLC
2026-FL1 A, 5.089%,
(TSFR1M + 1.450%),
08/20/2043 501,033
0.6
600,000
(1)(2)
Arbor Realty
Commercial Real Estate
Notes LLC 2026-FL1
AS, 5.389%, (TSFR1M
+ 1.750%),
09/20/2043 602,623
0.8
300,000
(1)(2)
AREIT Ltd. 2025-
CRE10 AS, 5.178%,
(TSFR1M + 1.542%),
01/17/2030 300,377
0.4
500,000
(1)(2)
Brspl3 Ltd. 2026-FL3
B, 5.589%, (TSFR1M +
1.950%),
08/19/2043 501,094
0.6
500,000
(1)(2)
BX Commercial
Mortgage Trust 2026-
CSMO B, 5.325%,
(TSFR1M + 1.700%),
02/15/2043 504,219
0.7
452,096
(1)(2)
BX Commercial
Mortgage Trust 2026-
XL6 B, 5.075%,
(TSFR1M + 1.450%),
03/15/2043 453,738
0.6
400,000
(1)(2)
BX Trust 2026-CART
C, 5.175%, (TSFR1M +
1.550%),
02/15/2036 400,143
0.5
500,000
(1)(2)
BXMT Ltd. 2026-FL6
AS, 5.389%, (TSFR1M
+ 1.750%),
08/19/2043 501,457
0.6
250,000  COMM Mortgage
Trust 2018-COR3 A3,
4.228%,
05/10/2051 245,252
0.3
234,230
(1)(2)
Extended Stay America
Trust 2026-ESH2 C,
5.225%, (TSFR1M +
1.600%),
02/15/2043 235,900
0.3
500,000
(1)(2)
FS 2026-ORL B,
5.175%, (TSFR1M +
1.550%),
02/15/2041 501,409
0.6
500,000
(1)(2)
FS Rialto Issuer LLC
2026-FL11 B, 5.539%,
(TSFR1M + 1.900%),
01/19/2044 500,468
0.6

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya VACS Series CB Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
500,000
(1)(2)
LSTR Trust 2026-HTL6
A, 5.125%, (TSFR1M +
1.500%),
12/15/2040 $ 500,130
0.6
500,000
(1)(2)
MF1 LLC 2025-FL17
A, 4.957%, (TSFR1M +
1.320%),
02/18/2040 500,790
0.6
500,000
(1)(2)
MF1 LLC 2026-FL21
A, 4.987%, (TSFR1M +
1.350%),
02/18/2041 500,625
0.6
500,000
(1)(2)
ONNI Commercial
Mortgage Trust 2024-
APT A, 5.753%,
07/15/2039 504,011
0.6
Total Commercial
Mortgage-Backed
Securities
(Cost $7,240,568)
7,253,269
9.0
COLLATERALIZED MORTGAGE OBLIGATIONS : 6.6%
476,187
(1)(2)
Chase Home Lending
Mortgage Trust Series
2026-3 A9B, 5.000%,
01/25/2057 464,437
0.6
382,327
(1)(2)
Chase Mortgage
Finance Corp. 2026-
CINV1 A9B, 5.000%,
01/25/2057 373,592
0.4
500,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2026-R02 1M2,
5.128%, (SOFR30A +
1.500%),
02/25/2046 503,053
0.6
669,599  Freddie Mac REMIC
Trust 5428 ZY,
5.500%,
07/25/2054 675,398
0.8
500,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2026-
DNA2 M2, 5.228%,
(SOFR30A + 1.600%),
03/25/2046 502,114
0.6
500,000
(1)(2)
JP Morgan Mortgage
Trust Series 2025-9
A8, 5.500%,
03/25/2056 493,723
0.6
477,783
(1)(2)
Morgan Stanley
Residential Mortgage
Loan Trust 2026-1 A2,
5.000%,
04/25/2056 468,184
0.6
477,602
(1)(2)
OBX Trust 2026-J1 A2,
5.000%,
02/25/2056 470,801
0.6
471,111
(1)(2)
PMT Loan Trust
2026-J2 A19, 5.500%,
03/25/2057 466,993
0.6
473,796
(1)(2)
Sequoia Mortgage Trust
2026-3 A19, 5.000%,
03/25/2056 462,321
0.6
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
488,745
(1)(2)
SG Residential
Mortgage Trust 2026-2
A1, 5.251%,
04/25/2066 $ 486,127
0.6
Total Collateralized
Mortgage Obligations
(Cost $5,393,282)
5,366,743
6.6
Shares RA Value
Percentage
of Net
Assets
MUTUAL FUNDS : 3.0%
Affiliated Investment Companies : 3.0%
75,977
(4)
Voya VACS Series
EMHCD Fund
815,993
1.0
157,947
(4)
Voya VACS Series HYB
Fund
1,618,955
2.0
2,434,948
3.0
Total Mutual Funds
(Cost $2,451,812)
2,434,948
3.0
Total Long-Term
Investments
(Cost $83,207,564)
82,633,207
102.2
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.8%
Commercial Paper : 0.8%
650,000
(5)
Agilent Technologies,
Inc.,
3.980
%,
07/07/2026 649,505
0.8
Total Commercial Paper
(Cost $649,577)
649,505
0.8
U.S. Treasury Obligations : 1.0%
800,000
(5)
United States Treasury
Bill,
3.280
%,
07/09/2026 799,354
1.0
Total Short-Term
Investments
(Cost $1,448,939)
1,448,859
1.8
Total Investments in
Securities
(Cost $84,656,503) $ 84,082,066 104.0
Liabilities in Excess of
Other Assets
(3,263,404) (4.0)
Net Assets $ 80,818,662 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Variable rate security. Rate shown is the rate in effect as of June
30, 2026.
(3)
Represents or includes a “to be announced” (TBA) security
transaction.
(4)
Investment in affiliate.
(5)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2026, if applicable.

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya VACS Series CB Fund
Reference Rate Abbreviations:
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
June 30, 2026
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 23,072,919 $ — $ 23,072,919
U.S. Government Agency Obligations — 20,144,118 — 20,144,118
U.S. Treasury Obligations — 15,925,660 — 15,925,660
Asset-Backed Securities — 8,435,550 — 8,435,550
Commercial Mortgage-Backed Securities — 7,253,269 — 7,253,269
Collateralized Mortgage Obligations — 5,366,743 — 5,366,743
Mutual Funds 2,434,948 — — 2,434,948
Short-Term Investments — 1,448,859 — 1,448,859
Total Investments, at fair value $ 2,434,948 $ 81,647,118 $ — $ 84,082,066
Other Financial Instruments+
Centrally Cleared Credit Default Swaps — 50,384 — 50,384
Futures 55,015 — — 55,015
Total Assets $ 2,489,963 $ 81,697,502 $ — $ 84,187,465
Liabilities Table
Other Financial Instruments+
Futures $ (46,565) $ — $ — $ (46,565)
Total Liabilities $ (46,565) $ — $ — $ (46,565)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 3/31/2026
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
6/30/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya VACS Series EMHCD Fund
$ 784,265 $ 8,375 $ — $ 23,353 $ 815,993 $ — $ — $ —
Voya VACS Series HYB Fund
1,589,928 16,552 — 12,475 1,618,955 — — —
$ 2,374,193 $ 24,927 $ — $ 35,828 $ 2,434,948 $ — $ — $ —
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya VACS Series CB Fund
At June 30, 2026, the following futures contracts were outstanding for Voya VACS Series CB Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 80 09/30/26 $ 16,490,625 $ (24,885)
U.S. Treasury 5-Year Note 46 09/30/26 4,924,157 7,360
U.S. Treasury 10-Year Note 2 09/21/26 219,781 246
U.S. Treasury Long Bond 3 09/21/26 340,500 8,350
U.S. Treasury Ultra Long Bond 13 09/21/26 1,510,031 39,059
$ 23,485,094 $ 30,130
Short Contracts:
U.S. Treasury Ultra 10-Year Note (16) 09/21/26 (1,799,500) (21,680)
$ (1,799,500) $ (21,680)
At June 30, 2026, the following centrally cleared credit default swaps were outstanding for Voya VACS Series CB Fund:
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection
(1)
Reference Entity/Obligation
Buy/Sell
Protection
(Pay)/
Receive
Financing
Rate (%)
(2)
Termination
Date
Notional
Amount
(3)
Fair
Value
(4)
Unrealized
Appreciation/
(Depreciation)
CDX North American High Yield Index, Series
46, Version 2 Sell 5.000 06/20/31 USD 1,437,381 $ 116,063 $ 50,384
$ 116,063 $ 50,384
(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either i ) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising the referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)
Payments received quarterly.
(3)
The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
Currency Abbreviations:
USD
—
United States Dollar
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 150,693
Gross Unrealized Depreciation (725,130)
Net Unrealized Depreciation $ (574,437)